Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Receivables [Abstract]
Accounts receivable	$ 962	¥ 6,614		¥ 4,887
Allowance for doubtful accounts	(87)	(599)	$ (46)	(316)	¥ (177)	¥ (190)
Accounts receivable, net	$ 875	¥ 6,015		¥ 4,571